UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549
                                    Form 13F
                              Form 13F COVER PAGE


Report  for  the  Calendar  Year  or  Quarter  Ended:    12/31/10
                                                       ------------

Check  here  if  Amendment  [  ];  Amendment  Number:
  This  Amendment  (Check  only  one.):  [    ]  is  a  restatement.
                                         [    ]  adds  new  holdings  entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:     Harleysville  Group  Inc.
          -----------------------------
Address:  355  Maple  Avenue
          -----------------------------
          Harleysville,  PA  19438-2297
          -----------------------------

Form  13F  File  Number:  28-  4718
                              ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:   Mark  R.  Cummins
        ----------------------------------------
Title:  Executive  Vice  President  &  Treasurer
        ----------------------------------------
Phone:  215-256-5025
        ----------------------------------------

Signature,  Place,  and  Date  of  Signing:

    /s/  Mark  R.  Cummins      Harleysville,  PA      February  03,  2011
    ----------------------      -----------------      ------------------
    [Signature]                 [City,  State]         [Date]

Report  Type  (check  only  one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F  NOTICE.  (Check  here if no holdings reported are in this report, and  all  holdings  are  reported  by  other  reporting  manager(s)).

[   ]  13F  COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List  of  Other  Managers  Reporting  for  this  Manager:
[If  there  are  no  entries  in  this  list,  omit  this  section.]

     Form  13F  File  Number     Name

     28-
        -----------              --------------------------------
     [Repeat  as  necessary.]

                             Form 13F SUMMARY PAGE


Report  Summary:


Number  of  Other  Included  Managers:            0
                                              ---------

Form  13F  Information  Table  Entry  Total:     27
                                              ---------

Form  13F  Information  Table  Value  Total:   $570,683
                                              ---------
                                           (in thousands)


List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

     No.          Form  13F  File  Number          Name

      0          28-4718                          NONE               .
     ---            ----           -----------------------------------
     [Repeat  as  necessary]

HARLEYSVILLE  GROUP  INC.
December  31,  2010
FORM  13F  INFORMATION  TABLE






COLUMN 1                      COLUMN 2        COLUMN 3     COLUMN 4  COLUMN 5              COLUMN 6    COLUMN 7  COLUMN 8
----------------------------  --------------  -----------  --------  --------------------  ----------  --------  ------------------
                                                           VALUE     SHARES/    SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP       (X$1000)   PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARE  NONE
----------------------------  --------------  -----------  --------  --------------------  ----------  --------  ------------------
AT&T INC                      COM             00206R-10-2    5,750     195,700  SH         SOLE        N/A         195,700
ABBOTT LABS                   COM             002824-10-0    5,677     118,500  SH         SOLE        N/A         118,500
AUTOMATIC DATA PROCESSING     COM             053015-10-3    3,054      66,000  SH         SOLE        N/A          66,000
CHEVRONTEXACO CORP            COM             166764-10-0    3,203      35,100  SH         SOLE        N/A          35,100
CINCINNATI FINL CORP          COM             172062-10-1    5,808     183,275  SH         SOLE        N/A         183,275
COCA COLA CO                  COM             191216-10-0    3,157      48,000  SH         SOLE        N/A          48,000
CONOCOPHILLIPS                COM             20825C-10-4    3,369      49,475  SH         SOLE        N/A          49,475
CONSOLIDATED EDISON INC       COM             209115-10-4    5,676     114,500  SH         SOLE        N/A         114,500
DOMINION RES INC VA NEWS      COM             25746U-10-9    5,504     128,850  SH         SOLE        N/A         128,850
EXXON MOBIL CORP              COM             30231G-10-2    3,312      45,300  SH         SOLE        N/A          45,300
FIRST NIAGARA FINL GP INC     COM             33582V-10-8    1,973     141,099  SH         SOLE        N/A         141,099
HARLEYSVILLE SAVINGS FINL CO  COM             412865-10-7    1,834     123,748  SH         SOLE        N/A         123,748
INTEL CORP                    COM             458140-10-0    5,796     275,600  SH         SOLE        N/A         275,600
JOHNSON & JOHNSON             COM             478160-10-4    5,523      89,300  SH         SOLE        N/A          89,300
KIMBERLY CLARK CORP           COM             494368-10-3    5,440      86,300  SH         SOLE        N/A          86,300
MCDONALDS CORP                COM             580135-10-1    5,580      72,700  SH         SOLE        N/A          72,700
MERCK & CO INC NEW            COM             58933Y-10-5    5,438     150,900  SH         SOLE        N/A         150,900
PEPSICO INC                   COM             713448-10-8    2,718      41,600  SH         SOLE        N/A          41,600
PFIZER INC                    COM             717081-10-3    5,638     322,000  SH         SOLE        N/A         322,000
PROCTER & GAMBLE CO           COM             742718-10-9    2,897      45,030  SH         SOLE        N/A          45,030
ROYAL DUTCH SHELL PLC         COM             780259-20-6    5,764      86,320  SH         SOLE        N/A          86,320
SOUTHERN CO                   COM             842587-10-7    5,664     148,150  SH         SOLE        N/A         148,150
SYSCO CORP                    COM             871829-10-7    5,565     189,300  SH         SOLE        N/A         189,300
XCEL ENERGY INC               COM             98389B-10-0    2,767     117,500  SH         SOLE        N/A         117,500
VANGUARD INSTL TOTAL STOCK    EQUITY MUT FD   922040-40-7  267,954   9,388,711  SH         SOLE        N/A       9,388,711
VANGUARD FTSE ALL WORLD       EQUITY MUT FD   922042-78-3   68,382     728,787  SH         SOLE        N/A         728,787
VANGUARD VALUE ETF            EQUITY MUT FD   922908-74-4  127,240   2,385,901  SH         SOLE        N/A       2,385,901
